Property, plant and equipment	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2020	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2021
Fixtures, fittings and installations	3,313	—	—	—	—	3,313
Right of use – Buildings	7,171	19	—	—	—	7,190
Technical equipment	2,061	5	—	1	—	2,067
Office and IT equipment	988	41	(1)	—	2	1,029
Transport equipment	31	—	—	—	1	32
Right of use – Transport equipment	65	—	—	—	1	66
Tangible assets in progress	1	—	—	(1)	—	1
Gross book value of tangible assets	13,630	65	(1)	—	4	13,698
Fixtures, fittings and installations	(1,320)	(160)	—	—	—	(1,481)
Right of use – Buildings	(1,739)	(457)	—	—	—	(2,196)
Technical equipment	(1,466)	(93)	—	—	—	(1,559)
Office and IT equipment	(783)	(67)	1	—	(1)	(850)
Transport equipment	(31)	—	—	—	(1)	(32)
Right of use – Transport equipment	(36)	(10)	—	—	(1)	(46)
Accumulated depreciation of tangible assets(1)	(5,374)	(787)	1	—	(2)	(6,163)
Net book value of tangible assets	8,256	(722)	(1)	—	1	7,535
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses